Staff costs - Narrative (Details) £ in Millions	Jun. 30, 2022 GBP (£)
Forward contract | Share-based payment arrangements | Fair value
Disclosure of attribution of expenses by nature to their function [line items]
Financial instruments designated as hedging instruments, at fair value	£ 287